EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES — 2016-A SERIES

Period	Collection	Accrual	Distribution
From	01-Dec-18	17-Dec-18	15-Jan-19
To	31-Dec-18	15-Jan-19
Days	29

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes		$1,600,000,000.00
	A1	850,000,000.00
	A2	750,000,000.00
Principal Amount of Debt		1,600,000,000.00
Required Overcollateralization		$312,800,000.00
Required Overcollateralization Increase - MPR < 35%		$0.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$8,198,015.72
Series Nominal Liquidation Amount		1,654,331,349.05
Required Participation Amount		$1,654,331,349.05
Excess Receivables		$764,046,111.17

Total Collateral		2,418,377,460.22
Collateral as Percent of Notes		151.15%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,162,841,648.51
Total Principal Collections	($2,093,853,822.06)
Investment in New Receivables	$2,459,215,413.46
Receivables Added for Additional Accounts	$0.00
Repurchases	($64,620,174.56)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($710,345,156.76)
Less Servicing Adjustment	($2,879,228.14)

Ending Balance	$5,750,358,680.45

SAP for Next Period	40.47%

Average Receivable Balance	$5,822,184,969.29
Monthly Payment Rate	35.96%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$21,920,076.57
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$21,920,076.57

Series Allocation Percentage at Month-End	40.47%
Floating Allocation Percentage at Month-End	89.27%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	266,666,666.67

Ending Balance	266,666,666.67

Distributions to Investors
A1 Days	29
A1 LIBOR	2.455130%
A1 Applicable Margin	0.640000%

	3.095130%
A2 Days	30
A2 Fixed Rate	1.54%

	Actual	Per $1000
Interest A1	2,119,304.29	2.49
Principal A1	—	—

		2.49

	Actual	Per $1000
Interest A2	962,500.00	1.28
Principal A2	—	—

		1.28
Total Due Investors	3,081,804.29
Servicing Fee	1,646,133.33

Excess Cash Flow	3,191,861.47

Reserve Account
Required Balance	$8,000,000.00
Current Balance	$8,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	2.18%

Pass / Fail	PASS